UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Equity Income Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Income Portfolio
HIGHLIGHTS
The Equity Income Portfolio outperformed the Russell 1000 Value Index and its Lipper peer group for the 12 months ended
December 31, 2022.
While the portfolio benefited from an environment that favored lower-valuation names and dividend payers, stock selection drove posi-
tive results. Top relative detractors were focused in the energy sector, where some of our picks underperformed a strong sector due to idiosyncratic reasons.
Changes in sector allocations resulted from bottom-up stock selection. Our focus on valuation and a willingness to invest in names under near-term stress benefited the portfolio’s returns. More recently, we found opportunities in cyclical names that priced in a correc-
tion as they sold off.
Going forward, our aim is to create a portfolio that is balanced for a variety of market settings, investing in ideas where the risk/reward ratio is particularly attractive while being cognizant of our beta. As always, our focus is on investing in higher-quality companies that offer compelling valuations, attractive long-term fundamentals, and strong dividend yields.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Income Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Income Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Income Portfolio returned -3.34% for the
12-month period ended December 31, 2022. The portfolio
outperformed the Russell 1000 Value Index and its peer group, the Lipper Variable Annuity Underlying Equity Income Funds
Average. (Returns for the II Class shares varied slightly,
reflecting its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Investors shunned riskier assets in 2022 amid various
headwinds, including Russia’s invasion of Ukraine, elevated
inflation exacerbated by rising commodity prices and supply
bottlenecks, surging U.S. Treasury yields, tightening financial conditions, and slowing economic and corporate earnings
growth.
Positive stock selection and sector allocation drove
outperformance. The portfolio was well prepared for an
environment of higher interest rates and commodity prices
after we repositioned our holdings during the worst of the
coronavirus pandemic. This positioning, combined with our
valuation discipline and focus on dividend yield, helped
relative returns as much of the pain in equity markets over
2022 was in higher-multiple stocks.
Financials sector names contributed to relative results,
particularly those within the insurance industry. Our positions in American International Group (AIG) and Chubb continued
to perform well amid a property and casualty (P&C) upcycle.
AIG posted solid gains, although the stock was briefly
pressured by the spinoff of its life and retirement business in
September before advancing as the positive impact of the
company’s focus on its P&C business became clearer to
investors. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in
the portfolio.)
Consumer discretionary names helped performance due to
stock selection and an underweight allocation to the sector.
Our position in Las Vegas Sands was a notable contributor.
The casino and resort operator lagged its peers early in the period as China’s pandemic lockdowns delayed reopening in
Macau. However, in the year’s second half, Las Vegas Sands’
shares rose amid a strong recovery in the company’s Singapore operations followed by optimism after China eased some of its
COVID-19 restrictions. The company also had its gaming
concession renewed to continue operating in Macau, removing
a significant regulatory overhang on the stock. TJX, a leading off-price retailer, also added value as bargain-seeking
consumers flocked to discount stores amid rising inflation.
TJX also benefited from an excess of retail inventory
throughout the year, which created a favorable buying
environment for the retailer.
In the materials sector, CF Industries, a hydrogen and nitrogen products manufacturer, supported relative returns, as surging natural gas and fertilizer prices pushed the stock higher for most of the period. A decline in fertilizer demand weighed on the stock in the fourth quarter; however, we believe this is a temporary headwind.
Conversely, French integrated energy producer TotalEnergies
was an absolute contributor but detracted from relative
performance as its shares advanced yet underperformed the
broader energy sector. TotalEnergies shares fell early in the year amid concerns about its Russia exposure but subsequently recovered when the company was selected to participate in a
multibillion-dollar liquefied natural gas project in Qatar. More recently, the shares fell again due to the stronger U.S. dollar and after the company reported increased capital expenditure.
TC Energy, a pipeline and storage facilities operator, also
detracted as cost overruns at key development projects
heightened concerns about increased financing costs in a
rising interest rate environment.
In information technology, chipmaker Qualcomm and
software company Microsoft detracted from relative results as rising inflation and interest rates impacted the sector and led investors to reevaluate the earnings growth potential of
technology companies in a slowing economic environment.
Weakening personal computer demand after a pandemic-
driven sales boom also held back Microsoft’s shares.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Equity Income Portfolio 5.52% -3.34%
Equity Income Portfolio–II 5.38 -3.59
Russell 1000 Value Index 6.11 -7.54
S&P 500 Index 2.31 -18.11
Lipper Variable Annuity
Underlying Equity Income
Funds Average 5.75 -4.73

T. ROWE PRICE Equity Income Portfolio

How is the fund positioned?
The Equity Income Portfolio seeks to buy well-established,
large-cap companies that have a strong record of paying
dividends and appear to be undervalued by the market. The
portfolio’s holdings tend to be solid, higher-quality companies going through a period of controversy or stress, reflecting our dual focus on valuation and dividend yield. Each position is the product of careful stock picking based on the fundamental research generated by T. Rowe Price’s equity analyst team, as opposed to selection based on broader market or
macroeconomic trends.
Top purchases covered varied sectors of the market. In
industrials and business services, we initiated a position in tool manufacturing company Stanley Black & Decker. The
company has excellent brands, in our view, but has struggled with capital allocation and broader market fears around a
housing slowdown, supply chain volatility, and rising inflation.
However, we believed the company has improved and
streamlined its portfolio and that the current backdrop offered an opportunity for improvement.
In consumer discretionary, we started a position in automaker
Porsche AG after longtime holding Volkswagen offered shares
of the company in the public market. In our view, Porsche AG offered an attractive opportunity, given that its valuation
appeared to be more appropriate for a mass market auto
company rather than a niche luxury brand with more stable
revenue and earnings. Within financials, the banking industry presented several compelling opportunities. We purchased
shares of U.S. Bancorp, one of the largest U.S. banks, for its defensive credit profile and attractive valuation.
Turning to sales, our largest sale was biopharmaceutical
company AbbVie, which we sold shares of to manage our
position size. We continue to believe that the company will
successfully navigate competition from Humira biosimilars but believe the stock’s risk/reward profile is more balanced at
current levels. In utilities, we reduced and ultimately
eliminated our position in electric and natural gas utility XCEL
Energy in the year’s latter half to focus on other ideas with more compelling risk/reward profiles. In financials, we sold shares of investment bank Goldman Sachs to moderate our
capital markets industry exposure.
What is portfolio management’s outlook?
The range of outcomes in the equity market remains
abnormally wide. We expect continued volatility, as investors react to new metrics as they are reported. Amid the
uncertainty, we believe there is risk in being too anchored to a particular macro outlook. The balance of economic data
suggests that a recession is imminent, although such an event is broadly anticipated, making the eventual recession arguably the “most consensus” one in history. In all likelihood, the
severity of the recession will depend on the degree to which the Federal Reserve targets the labor market, which remains
tight even as economic data weaken. Should the Fed “declare
victory” at an inflation level above its stated target, the equity market would likely rally. Conversely, if the Fed’s aim is to disrupt the labor market, the equity market may move lower.
We believe it is important to respect the uncertainty of this investing environment and use it to our clients’ advantage by selectively leaning into weakness and trimming on strength.
We strive to maintain balance in the portfolio, which should help make our performance less dependent on a particular
macroeconomic outcome and offer a chance to outperform in
a variety of markets. While there are many near-term
unknowns affecting the market’s trajectory, we remain
confident that our approach centered on individual stock
picking, company fundamentals, and attention to valuation
will help generate strong returns for shareholders over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Financials 19.8% 21.0%
Health Care 18.1  17.8
Industrials and Business Services 9.9  10.8
Energy 7.6  8.6
Utilities 10.1  8.3
Consumer Staples 7.1  7.0
Information Technology 7.6  6.9
Communication Services 5.1  5.1
Consumer Discretionary 3.7  5.0
Materials 5.3  4.2
Real Estate 4.4  3.9
Other and Reserves 1.3  1.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Equity Income Portfolio

Risks of Investing in the Fund
Dividend-paying stocks
The fund’s emphasis on dividend-paying stocks could cause
the fund to underperform similar funds that invest without
consideration of a company’s track record of paying dividends.
There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. For example, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly
reduce or eliminate its dividend. In addition, stocks of
companies with a history of paying dividends may not benefit from a broad market advance to the same degree as the overall stock market.
Stock investing
The fund’s share price can fall because of weakness in the
overall stock markets, a particular industry, or specific
holdings. Stock markets as a whole can be volatile and decline for many reasons, such as adverse local, political, regulatory, or economic developments; changes in investor psychology; or
heavy institutional selling at the same time by major
institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or
company may deteriorate because of a variety of factors,
including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of
companies whose stocks are held by the fund may prove
incorrect, resulting in losses or poor performance, even in
rising markets. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and
preferred stock take precedence over the claims of those who own common stock.
For a more thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P 500 Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates
(“SPDJI”) and has been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe Price
is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE Equity Income Portfolio

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
TotalEnergies 3.2%
Wells Fargo 3.0
Southern 3.0
General Electric 2.9
American International Group 2.5
Elevance Health 2.3
QUALCOMM 2.1
Sempra Energy 2.0
Becton, Dickinson & Company 2.0
Johnson & Johnson 2.0
United Parcel Service 2.0
Chubb 2.0
CF Industries Holdings 1.8
Philip Morris International 1.7
Conagra Brands 1.6
L3Harris Technologies 1.6
Kimberly-Clark 1.6
Equitable Holdings 1.6
MetLife 1.6
ExxonMobil 1.6
News 1.5
Weyerhaeuser 1.5
AbbVie 1.5
International Paper 1.4
Equity Residential 1.4
Total 49.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Income Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
EQUITY INCOME PORTFOLIO
Note: Performance for the II Class share will vary due to its differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Equity Income Portfolio -3.34% 7.03% 9.68%
Equity Income Portfolio–II -3.59 6.77 9.41
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Total returns do not include charges imposed by your insurance company's separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Equity Income Portfolio

EQUITY INCOME PORTFOLIO
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Equity Income Portfolio
Actual $1,000.00 $1,055.20 $3.83
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.48   3.77
Equity Income Portfolio - II
Actual   1,000.00   1,053.80   5.12
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.21   5.04
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Equity Income
Portfolio was 0.74%, and the
2
Equity Income Portfolio - II was 0.99%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 30 .07 $ 26 .21 $ 27 .13 $ 23 .36 $ 29 .27
Investment activities
Net investment income
(1)(2)
0 .57 0 .48 0 .54 0 .61 0 .58
Net realized and unrealized gain/loss ( 1 .60 ) 6 .12 ( 0 .34 ) 5 .49 ( 3 .28 )
Total from investment activities ( 1 .03 ) 6 .60 0 .20 6 .10 ( 2 .70 )
Distributions
Net investment income ( 0 .55 ) ( 0 .48 ) ( 0 .55 ) ( 0 .62 ) ( 0 .59 )
Net realized gain ( 1 .48 ) ( 2 .26 ) ( 0 .57 ) ( 1 .71 ) ( 2 .62 )
Total distributions ( 2 .03 ) ( 2 .74 ) ( 1 .12 ) ( 2 .33 ) ( 3 .21 )
NET ASSET VALUE
End of period $ 27 .01 $ 30 .07 $ 26 .21 $ 27 .13 $ 23 .36
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .34 ) % 25 .55% 1 .18% 26 .40% ( 9 .50 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0 .85% 0 .85% 0 .85% 0 .85% 0 .80%
Net expenses after waivers/payments by Price
Associates 0 .74% 0 .74% 0 .74% 0 .74% 0 .80%
Net investment income 1 .96% 1 .60% 2 .30% 2 .31% 2 .01%
Portfolio turnover rate 18 .3% 19 .8% 27 .7% 19 .5% 16 .5%
Net assets, end of period (in millions) $ 434 $ 491 $ 430 $ 477 $ 428
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio - II Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 29 .91 $ 26 .10 $ 27 .01 $ 23 .27 $ 29 .16
Investment activities
Net investment income
(1)(2)
0 .50 0 .41 0 .48 0 .55 0 .51
Net realized and unrealized gain/loss ( 1 .60 ) 6 .08 ( 0 .33 ) 5 .45 ( 3 .26 )
Total from investment activities ( 1 .10 ) 6 .49 0 .15 6 .00 ( 2 .75 )
Distributions
Net investment income ( 0 .48 ) ( 0 .42 ) ( 0 .49 ) ( 0 .55 ) ( 0 .52 )
Net realized gain ( 1 .48 ) ( 2 .26 ) ( 0 .57 ) ( 1 .71 ) ( 2 .62 )
Total distributions ( 1 .96 ) ( 2 .68 ) ( 1 .06 ) ( 2 .26 ) ( 3 .14 )
NET ASSET VALUE
End of period $ 26 .85 $ 29 .91 $ 26 .10 $ 27 .01 $ 23 .27
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .59 ) % 25 .22% 0 .96% 26 .04% ( 9 .69 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
1 .10% 1 .10% 1 .10% 1 .10% 1 .05%
Net expenses after waivers/payments by Price
Associates 0 .99% 0 .99% 0 .99% 0 .99% 1 .05%
Net investment income 1 .73% 1 .36% 2 .05% 2 .07% 1 .77%
Portfolio turnover rate 18 .3% 19 .8% 27 .7% 19 .5% 16 .5%
Net assets, end of period (in thousands) $ 283,936 $ 295,512 $ 236,856 $ 238,540 $ 183,383
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Equity Income Portfolio
December 31, 2022

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 5.0%
Diversified Telecommunication
Services 0.8%
AT&T  64,010 1,178
Verizon Communications  115,902 4,567
5,745
Entertainment 1.1%
Walt Disney  (1) 91,504 7,950
Warner Bros Discovery  (1) 24,242 230
8,180
Interactive Media & Services 0.5%
Meta Platforms, Class A  (1) 29,600 3,562
3,562
Media 2.6%
Comcast, Class A  196,933 6,887
Fox, Class B  20,033 570
News, Class A  605,378 11,018
Paramount Global, Class B  29,800 503
18,978
Total Communication Services 36,465
CONSUMER DISCRETIONARY 3.3%
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands  (1) 145,662 7,002
7,002
Leisure Products 0.6%
Mattel (1) 260,220 4,642
4,642
Multiline Retail 0.4%
Kohl's  127,530 3,220
3,220
Specialty Retail 1.3%
Best Buy  38,600 3,096
TJX  76,543 6,093
9,189
Total Consumer Discretionary 24,053
CONSUMER STAPLES 7.0%
Beverages 0.2%
Constellation Brands, Class A  6,200 1,437
1,437
Food & Staples Retailing 0.9%
Walmart  45,564 6,460
6,460
Food Products 2.6%
Conagra Brands  303,801 11,757
Mondelez International, Class A  14,969 998
Tyson Foods, Class A  97,541 6,072
18,827
Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.6%
Kimberly-Clark  83,394 11,321
11,321
Tobacco 1.7%
Philip Morris International  120,400 12,186
12,186
Total Consumer Staples 50,231
ENERGY 8.6%
Oil, Gas & Consumable Fuels 8.6%
Chevron  12,771 2,292
Enbridge  46,400 1,814
EOG Resources  62,296 8,069
Exxon Mobil  100,920 11,132
Hess  44,395 6,296
Targa Resources  6,923 509
TC Energy  208,720 8,320
TotalEnergies (EUR)  280,143 17,585
TotalEnergies , ADR  82,041 5,093
Williams  15,300 503
Total Energy 61,613
FINANCIALS 20.9%
Banks 7.8%
Bank of America  119,075 3,944
Citigroup  84,562 3,825
Fifth Third Bancorp  223,306 7,327
Huntington Bancshares  667,514 9,412
JPMorgan Chase  39,009 5,231
PNC Financial Services Group  9,253 1,461
U.S. Bancorp  75,600 3,297
Wells Fargo  526,136 21,724
56,221
Capital Markets 3.3%
Charles Schwab  44,813 3,731
Franklin Resources  25,940 684
Goldman Sachs Group  25,486 8,752
Morgan Stanley  62,623 5,324
Raymond James Financial  5,150 550
State Street  57,115 4,431
23,472
Diversified Financial Services 1.8%
Apollo Global Management  24,200 1,544
Equitable Holdings  391,131 11,225
12,769
Insurance 8.0%
American International Group  284,309 17,980
Chubb  64,277 14,179
Hartford Financial Services Group  90,555 6,867
Loews  124,227 7,246
MetLife  154,385 11,173
57,445
Total Financials 149,907

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.4%
Biotechnology 1.8%
AbbVie  67,493 10,907
Biogen  (1) 7,806 2,162
13,069
Health Care Equipment &
Supplies 3.7%
Becton Dickinson & Company  45,631 11,604
Medtronic  84,111 6,537
Zimmer Biomet Holdings  64,200 8,186
26,327
Health Care Providers &
Services 5.8%
Cardinal Health  56,000 4,305
Centene  (1) 53,980 4,427
Cigna  25,571 8,473
CVS Health  86,509 8,062
Elevance Health  32,239 16,537
41,804
Pharmaceuticals 6.1%
AstraZeneca, ADR  60,400 4,095
Johnson & Johnson  80,896 14,290
Merck  61,057 6,774
Pfizer  189,169 9,693
Sanofi (EUR)  48,259 4,654
Sanofi, ADR  52,700 2,552
Viatris 141,300 1,573
43,631
Total Health Care 124,831
INDUSTRIALS & BUSINESS
SERVICES 10.9%
Aerospace & Defense 2.5%
Boeing (1) 34,344 6,542
L3Harris Technologies  54,523 11,352
17,894
Air Freight & Logistics 2.0%
United Parcel Service, Class B  81,646 14,193
14,193
Airlines 0.5%
Southwest Airlines  (1) 100,437 3,382
3,382
Commercial Services &
Supplies 0.6%
Stericycle (1) 87,157 4,348
4,348
Industrial Conglomerates 4.1%
3M  8,900 1,067
General Electric  251,809 21,099
Siemens (EUR)  55,081 7,593
29,759
Machinery 1.2%
Cummins  7,400 1,793
Flowserve  22,166 680
Shares $ Value
(Cost and value in $000s)
‡
PACCAR  12,783 1,265
Stanley Black & Decker  61,000 4,582
8,320
Total Industrials & Business Services 77,896
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 0.4%
Cisco Systems  60,328 2,874
2,874
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  16,400 1,883
1,883
IT Services 1.0%
Accenture, Class A  4,400 1,174
Fiserv  (1) 58,581 5,921
7,095
Semiconductors & Semiconductor
Equipment 3.9%
Applied Materials  53,229 5,184
NXP Semiconductors  5,783 914
QUALCOMM  135,458 14,892
Texas Instruments  43,198 7,137
28,127
Software 1.2%
Microsoft  36,597 8,777
8,777
Total Information Technology 48,756
MATERIALS 4.2%
Chemicals 2.8%
CF Industries Holdings  152,257 12,972
DuPont de Nemours  4,856 333
International Flavors & Fragrances  45,806 4,803
RPM International  22,300 2,173
20,281
Containers & Packaging 1.4%
International Paper  288,239 9,982
9,982
Total Materials 30,263
REAL ESTATE 3.9%
Equity Real Estate Investment
Trusts 3.9%
Equity Residential, REIT  168,896 9,965
Rayonier, REIT  172,460 5,684
Vornado Realty Trust, REIT  21,700 452
Welltower , REIT  18,400 1,206
Weyerhaeuser, REIT  354,302 10,983
Total Real Estate 28,290
UTILITIES 7.5%
Electric Utilities 3.1%
PG&E (1) 58,100 945
Southern  299,012 21,352
22,297

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 4.4%
Ameren  53,422 4,750
Dominion Energy  139,000 8,524
NiSource  135,969 3,728
Sempra Energy  93,008 14,373
31,375
Total Utilities 53,672
Total Miscellaneous Common
Stocks  0.3%  (2) 1,817
Total Common Stocks (Cost
$490,930) 687,794
CONVERTIBLE PREFERRED STOCKS 1.2%
HEALTH CARE 0.4%
Health Care Equipment &
Supplies 0.4%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  54,469 2,739
Total Health Care 2,739
UTILITIES 0.8%
Electric Utilities 0.5%
NextEra Energy, 5.279%, 3/1/23  47,035 2,388
NextEra Energy, 6.926%, 9/1/25  29,299 1,465
3,853
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  20,959 2,178
2,178
Total Utilities 6,031
Total Convertible Preferred Stocks
(Cost $8,560) 8,770
PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 1.6%
Automobiles 1.6%
Dr. Ing . h.c . F. Porsche (EUR)  (1) 47,938 4,837
Volkswagen (EUR)  54,830 6,802
Total Consumer Discretionary 11,639
Total Preferred Stocks (Cost
$13,027) 11,639
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve
Fund, 4.30%  (3)(4) 8,005,165 8,005
Total Short-Term Investments (Cost
$8,005) 8,005
Total Investments in Securities
99.7% of Net Assets
(Cost $520,522) $ 716,208

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 124+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 12,113  ¤   ¤ $ 8,005^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $124 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $8,005.

T. ROWE PRICE Equity Income Portfolio
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $520,522) $ 716,208
Dividends receivable 2,136
Receivable for shares sold 409
Foreign currency (cost $229) 230
Other assets 306
Total assets 719,289
Liabilities
Payable for shares redeemed 659
Investment management and administrative fees payable 495
Other liabilities 90
Total liabilities 1,244
NET ASSETS $ 718,045
Net Assets Consist of:
Total distributable earnings (loss) $ 197,229
Paid-in capital applicable to 26,648,591 shares of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized 520,816
NET ASSETS $ 718,045
NET ASSET VALUE PER SHARE
Equity Income Portfolio Class
($434,108,659 / 16,073,762 shares outstanding) $ 27.01
Equity Income Portfolio - II Class
($283,936,475 / 10,574,829 shares outstanding) $ 26.85

T. ROWE PRICE Equity Income Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend income (net of foreign taxes of $601) $ 20,068
.... ... ...
Expenses
Investment management and administrative expense 6,299
Rule 12b-1 fees - Equity Income Portfolio - II Class 705
Waived / paid by Price Associates (815)
Net expenses 6,189
Net investment income 13,879
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 32,960
Foreign currency transactions 2
Net realized gain 32,962
Change in net unrealized gain / loss
Securities (73,962)
Other assets and liabilities denominated in foreign currencies 13
Change in net unrealized gain / loss (73,949)
Net realized and unrealized gain / loss (40,987)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (27,108)

T. ROWE PRICE Equity Income Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,879 $ 11,340
Net realized gain 32,962 61,094
Change in net unrealized gain / loss (73,949) 93,320
Increase (decrease) in net assets from operations (27,108) 165,754
Distributions to shareholders
Net earnings
Equity Income Portfolio Class (30,925) (41,676)
Equity Income Portfolio - II Class (19,622) (24,324)
Decrease in net assets from distributions (50,547) (66,000)
Capital share transactions
*
Shares sold
Equity Income Portfolio Class 36,700 26,290
Equity Income Portfolio - II Class 54,484 44,146
Distributions reinvested
Equity Income Portfolio Class 30,925 41,676
Equity Income Portfolio - II Class 19,621 24,324
Shares redeemed
Equity Income Portfolio Class (77,003) (70,967)
Equity Income Portfolio - II Class (55,445) (45,456)
Increase in net assets from capital share transactions 9,282 20,013
Net Assets
Increase (decrease) during period (68,373) 119,767
Beginning of period 786,418 666,651
End of period $ 718,045 $ 786,418
*Share information (000s)
Shares sold
Equity Income Portfolio Class 1,267 870
Equity Income Portfolio - II Class 1,874 1,474
Distributions reinvested
Equity Income Portfolio Class 1,146 1,420
Equity Income Portfolio - II Class 732 833
Shares redeemed
Equity Income Portfolio Class (2,664) (2,362)
Equity Income Portfolio - II Class (1,910) (1,504)
Increase in shares outstanding 445 731

T. ROWE PRICE Equity Income Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Equity Income Portfolio (Equity Income Portfolio Class) and
the Equity Income Portfolio–II (Equity Income Portfolio–II Class). Equity Income Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-
approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Equity Income Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Equity Income Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than short-term securities aggregated $133,712,000 and $156,338,000, respectively, for the year ended December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 657,434 $ 30,360 $ — $ 687,794
Convertible Preferred Stocks — 8,770 — 8,770
Preferred Stocks — 11,639 — 11,639
Short-Term Investments 8,005 — — 8,005
Total $ 665,439 $ 50,769 $ — $ 716,208

T. ROWE PRICE Equity Income Portfolio

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 15,024 $ 20,209
Long-term capital gain 35,523 45,791
Total distributions $ 50,547 $ 66,000
($000s)
Cost of investments $ 523,627
Unrealized appreciation $ 213,068
Unrealized depreciation (20,480)
Net unrealized appreciation (depreciation) $ 192,588
($000s)
Undistributed ordinary income $ 535
Undistributed long-term capital gain 4,106
Net unrealized appreciation (depreciation) 192,588
Total distributable earnings (loss) $ 197,229

T. ROWE PRICE Equity Income Portfolio

Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.74% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $815,000 and allocated ratably in the amounts of $500,000 and $315,000 for the Equity Income Portfolio Class and Equity Income Portfolio-II Class, respectively, for the year ended
December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $7,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Income Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity
Income Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Equity Income Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,793,000 from short-term capital gains
$35,523,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $19,709,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $15,140,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $173,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Equity Income Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Equity Income Portfolio

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Equity Income Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582483 E300-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023